Commitments Contingencies and Concentration Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments, Contingencies, and Concentration Risk
Note 9	Commitments, Contingencies, and Concentration Risk

Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on the Company’s assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals. As of June 30, 2024, and December 31, 2023, the Company (as the successor of VSee Lab for accounting purposes) has $0 in contingent liabilities in the condensed consolidated financial statements for a legal settlement related to compensation disputes by a former employee.

VSee Lab has a reseller agreement for total commitment of $1,049,985 with a vendor to generate revenue opportunities in the international market. As of June 30, 2024, and December 31, 2023, the Company (as the successor of VSee Lab for accounting purposes) made payments and other adjustments of $946,152 and $639,752, respectively, on this reseller agreement. As of June 30, 2024, and December 31, 2023, the Company (as the successor of VSee Lab for accounting purposes) has an unpaid commitment of $103,833 and $410,233, respectively, on this reseller agreement. The commitment is not reflected in the condensed consolidated financial statements as the commitment is due and payable once revenues are generated under the reseller agreement. VSee Lab entered into the reseller agreement to generate market share in the international market, and payments are based on revenues generated by the reseller.

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the following commitments by iDoc due to the reverse merger with DHAC and iDoc on June 24, 2024 (See further Note 3 — Business Combination).

(1).	iDoc entered into a purchase agreement with a vendor to purchase twenty (20) Telepresence Robots, receive maintenance services, and access user-related Ava Telepresence applications and the Ava Cloud Service for a total purchase commitment of $711,900. As of June 30, 2024, and December 31, 2023, the Company (as the successor of VSee Lab for accounting purposes) had an unpaid commitment of $179,900 and $179,900, respectively on this agreement. The commitment is not reflected in the condensed consolidated financial statements as it is due and payable upon invoicing from the vendor for delivery and servicing installation of the Telepresence Robots and software applications.
(2).	iDoc has a promissory note with a principal balance of $200,000 with a related party (See Further — Note 8 Related Party Transactions by iDoc sub-point (3)). The related party has security rights to eight (8) telepresence robots, from the 12th to 20th , that iDoc deployed. iDoc is required to make payments to the Holder based on eighty percent (80%) of the monthly revenue generated on the eight telepresence robots from the thirteen through the twentieth deployment of the telepresence robots. The monthly revenue generated on the eight telepresence robots deployed by iDoc would be used to pay off principal balance of the note. Once the principal balance is paid off, iDoc will continue making payments through the deployment of 125 telepresence robots by iDoc.
(3).	On May 12, 2023, iDoc entered in a partnership agreement with an accredited investor to agree and collaborate in the development of telepresence robots for telehealth solutions. The investor pledged to pay $352,000 directly to the vendor. In consideration thereof, the investor is entitled to 80% of the monthly revenue generated from the first eleven telepresence robots deployed by iDoc under the partnership agreement. Payments will continue until the last remaining robot is being paid for by customers and will remain as full payments for the length of time that a minimum of eleven robots are deployed. After the number reduces below eleven deployed robots the amount will pro rate down but will remain in the same ratio as 80% of the monthly revenue generated.

On November 1, 2023, the iDoc entered a forbearance agreement related to the promissory note and line of credit issued by a bank on November 29, 2021, and its finance leases. (See further Note 7 — Line of Credit and Notes Payable). Pursuant to the forbearance agreement, effective November 1, 2023, the interest rate on the promissory note and the line of credit is payable monthly at 3% above the Wall Street Journal prime rate (8.5% at June 30, 2024). In consideration of the bank forbearing on its right to collect the amount due and owing until January 10, 2024, iDoc agreed to make respective payments of $20,000 on November 13, 2023 and $80,000 on November 30, 2023. iDoc defaulted on the forbearance at the end of December 2023. Upon default of the forbearance agreement, the lender has the right to take appropriate action to collect the amounts owed. The bank’s forbearance obligation shall terminate immediately, irrevocably, and without notice in the event of the borrower’s default under any provision of this agreement. This litigation was resolved by Agreed Judgment signed by the Court on June 24, 2024, under the judgment iDoc was ordered to pay a total principal amount of $1,499,409 prejudgment interest of $72,049 through May 13, 2024 and a daily interest rate of $413 thereafter. As of June 30, 2024 the Company has accrued the obligation in Line of credit and note payable, net of discount, Right-of-use liability — financing, and accrued interest is included in accounts payable and accured liabilities.

VSee Health, Inc. Incentive Plan

DHAC approved and adopted the VSee Health, Inc. 2024 Equity Incentive Plan (the “Incentive Plan”) to be effective as of one day prior to the closing Business Combination. The Incentive Plan provides for an initial share reserve equal to 15% of the number of shares of Company Common Stock outstanding (including shares of Company Common Stock issuable upon conversion of the outstanding Series A Preferred Stock) following the closing after giving effect to the Business Combination. As such, on June 24, 2024, the Company reserved 2,544,021 shares of its Common Stock for issuance under the Incentive Plan.

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts and other specified liabilities, which may subject the Company to indemnity claims, liabilities, and related litigation. As of June 30, 2024 and December 31, 2023, the Company was unaware of any material asserted or unasserted claims concerning these indemnity obligations.

Concentrations of Credit Risk

Financial instruments potentially subject the Company to credit risk concentrations consisting of cash and cash equivalents and trade accounts receivables. The Company maintains all its cash and cash equivalents in commercial depository accounts, insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, cash deposits may exceed federally insured limits.

Major Customer Concentration

The Company had no single customer concentration with over 10% or more of the Company total receivable as of June 30, 2024, The Company had five customers whose accounts receivable represented 86% of the Company’s total accounts receivable as of December 31, 2023.

The Company had one customer accounting for 12% and three customers accounting for 36% of total revenue for the three months ended June 30, 2024, and 2023, respectively. The Company had one customer accounting for 13% and two customers accounting for 24% of total revenue for the six months that ended June 30, 2024, and 2023, respectively.

iDoc
Commitments, Contingencies, and Concentration Risk

Note 11Commitments, Contingencies, and Concentration Risk

Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on our assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings. If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals. As of December 31, 2023 and 2022, the Company has $0 and $90,000 in contingent liabilities in the consolidated financial statements for a legal settlement related to compensation disputes by a former employee.

The Company entered into a purchase agreement with a vendor to purchase twenty (20) Telepresence Robots, receive maintenance services, and access user-related Ava Telepresence applications and the Ava Cloud Service for a total purchase commitment of $711,900. As of December 31, 2023, the company had an unpaid commitment of $531,900 on this agreement. The commitment is not reflected in the consolidated financial statements as it is due and payable upon invoicing from the vendor for delivery and servicing installation of the Telepresence Robots and software applications.

The Company has a promissory note with an accredited investor to make payments on the promissory notes (Note 9). The accredited investor is entitled to payments for the lifetime use (to include initial lease term and any extension terms) of the first 125 telepresence robots deployed. The note payments will be used to initially pay down the principal. Once the principal is paid, the Company will continue to make payments for the lifetime of the first 125 telepresence robots deployed.

On November 1, 2023, the Company entered a forbearance agreement related to the promissory note and line of credit issued November 29, 2021, and the Company’s finance leases. Per the agreement, effective November 1, 2023, interest is payable monthly at 3% above the Wall Street Journal prime rate (8.5% at December 31, 2023) on the promissory note and the line of credit. In consideration of the Bank forbearing on its right to collect the amount due and owing until January 10, 2024, the Company agreed to make payments on November 13, 2023, and November 30, 2023, payments of $20,000 and $80,000, respectively.

On November 21, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) with an accredited investor to purchase from the Company 300,000 shares of common stock at $2 per share, in exchange of the principal amount (excluding the original issue discount of $66,667) of $600,000 of the Company’s Bridge Note, effective immediately prior to the consummation of the Business Combination. The SPA was entered into concurrently with an Exchange Agreement on November 21, 2023. Refer to Note 8.

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts and other specified liabilities, which may subject the Company to indemnity claims, liabilities, and related litigation. As of December 31, 2023 and 2022, the Company was unaware of any material asserted or unasserted claims concerning these indemnity obligations.

Concentrations of Credit Risk

Financial instruments potentially subject the Company to credit risk concentrations consisting of cash and cash equivalents and trade accounts receivables. The Company maintains all its cash and cash equivalents in commercial depository accounts, insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, cash deposits may exceed federally insured limits.

Major Customer Concentration

The Company has two customers whose revenue accounted for approximately 33% and 25% of the Company’s total revenue for the years ended December 31, 2023 and 2022, respectively. The Company has no customers whose accounts receivable represented 10% or more of the Company’s total accounts receivable.